Loans Receivable - Discovery Term Loan (Details) $ / shares in Units, $ in Millions		3 Months Ended	6 Months Ended
	Apr. 15, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Apr. 15, 2025 $ / shares
Loans Receivable
Amount advances		$ 42.3		$ 83.5
Discovery Silver Corp. on the Porcupine Complex Canada | SOFR
Loans Receivable
Notional amount	$ 100.0
Loan receivable term	7 years
Loan availability term	2 years
Adjustment to interest rate basis	4.50%
Amortization percentage per quarter	5.00%
Upfront fee percentage on principal drawn	2.00%
Standby fee on undrawn funds	1.00%
Discovery Term Loan | SOFR
Loans Receivable
Notional amount	$ 100.0
Discovery Term Loan | Discovery Silver Corp. on the Porcupine Complex Canada
Loans Receivable
Number of common share purchase warrants | shares	3,900,000
Exercise price of warrants per common share | (per share)	$ 0.95				$ 0.95
Amount advances			$ 0.0
Discovery Term Loan | Discovery Silver Corp. on the Porcupine Complex Canada | SOFR
Loans Receivable
Amortization beginning period	5 years